GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
32,158,478	Great-West Bond Index Fund Institutional Class(a)	$323,192,707

TOTAL BOND MUTUAL FUNDS — 35.13% (Cost $313,727,716)		$323,192,707
EQUITY MUTUAL FUNDS
12,643,330	Great-West International Index Fund Institutional Class(a)	123,146,036
18,851,477	Great-West S&P 500® Index Fund Institutional Class(a)	188,703,291
12,871,523	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	114,685,268
10,809,177	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	86,797,692
3,346,944	Northern Emerging Markets Equity Index Fund	37,753,524

TOTAL EQUITY MUTUAL FUNDS — 59.90% (Cost $564,835,249)		$551,085,811
Account Balance		Fair Value
FIXED INTEREST CONTRACT
46,080,472(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 46,080,472

TOTAL FIXED INTEREST CONTRACT — 5.01% (Cost $46,080,472)		$46,080,472
TOTAL INVESTMENTS — 100.04% (Cost $924,643,437)		$920,358,990
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(376,300)
TOTAL NET ASSETS — 100.00%		$919,982,690

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2019

The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2019, in which the issuer was an affiliate of the Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	32,158,478	$264,705,090	$41,778,912	$28,914,161	$222,300	$45,622,866	$6,413,108	$323,192,707	35.13%
					222,300	45,622,866	6,413,108	323,192,707	35.13
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	12,643,330	97,146,435	10,901,113	8,323,593	235,367	23,422,081	93,199	123,146,036	13.39
Great-West S&P 500® Index Fund Institutional Class	18,851,477	169,638,722	9,231,249	34,553,957	775,071	44,387,277	3,735,464	188,703,291	20.51
Great-West S&P Mid Cap 400® Index Fund Institutional Class	12,871,523	98,127,118	9,834,886	15,995,441	(494,369)	22,718,705	1,532,777	114,685,268	12.47
Great-West S&P Small Cap 600® Index Fund Institutional Class	10,809,177	68,476,012	15,151,873	8,397,568	(146,206)	11,567,375	1,692,466	86,797,692	9.43
					369,863	102,095,438	7,053,906	513,332,287	55.80
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	46,080,472	43,458,260	6,261,603	4,152,173	-	-	512,782	46,080,472	5.01
					0	0	512,782	46,080,472	5.01
				Total	$592,163	$147,718,304	$13,979,796	$882,605,466	95.94%

September 30, 2019